UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-09599

STATE STREET MASTER FUNDS

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices) (Zip code)

(Name and Address of Agent for Service)	Copy to:

David James, Vice President and Managing Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

State Street Equity 500 Index Portfolio

Portfolio of Investments

March 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – 98.2%
Consumer Discretionary – 12.5%
Amazon.com, Inc.(a)	60,492	$20,356,768
AutoNation, Inc.(a)	10,363	551,622
AutoZone, Inc.(a)	5,764	3,095,844
Bed Bath & Beyond, Inc.(a)	36,545	2,514,296
Best Buy Co., Inc.	42,119	1,112,363
BorgWarner, Inc.	37,000	2,274,390
Cablevision Systems Corp.	35,600	600,572
CarMax, Inc.(a)	37,200	1,740,960
Carnival Corp.	70,650	2,674,809
CBS Corp. Class B	91,203	5,636,345
Chipotle Mexican Grill, Inc.(a)	5,100	2,897,055
Coach, Inc.	44,828	2,226,158
Comcast Corp. Class A	421,348	21,075,827
D.R. Horton, Inc.	46,076	997,545
Darden Restaurants, Inc.	20,588	1,045,047
Delphi Automotive PLC	45,500	3,087,630
DIRECTV(a)	79,577	6,081,274
Discovery Communications, Inc. Class A(a)	37,200	3,076,440
Dollar General Corp.(a)	48,200	2,674,136
Dollar Tree, Inc.(a)	31,200	1,628,016
eBay, Inc.(a)	188,903	10,435,002
Expedia, Inc.	17,357	1,258,382
Family Dollar Stores, Inc.	15,558	902,520
Ford Motor Co.	644,398	10,052,609
Fossil Group, Inc.(a)	8,800	1,026,168
GameStop Corp. Class A	19,500	801,450
Gannett Co., Inc.	39,574	1,092,242
Gap, Inc.	44,098	1,766,566
Garmin Ltd.	22,600	1,248,876
General Motors Co.	211,500	7,279,830
Genuine Parts Co.	25,209	2,189,402
Goodyear Tire & Rubber Co.	39,357	1,028,398
Graham Holdings Co. Class B	660	464,475
H&R Block, Inc.	43,615	1,316,737
Harley-Davidson, Inc.	35,801	2,384,705
Harman International Industries, Inc.	12,021	1,279,034
Hasbro, Inc.	17,825	991,426
Home Depot, Inc.	227,812	18,026,764
Host Hotels & Resorts, Inc.	118,721	2,402,913
International Game Technology	39,819	559,855
Interpublic Group of Cos., Inc.	71,894	1,232,263
Johnson Controls, Inc.	107,886	5,105,166
Kohl’s Corp.	34,533	1,961,474
L Brands, Inc.	39,567	2,246,219
Lennar Corp. Class A	25,931	1,027,386
Lowe’s Cos., Inc.	171,762	8,399,162
Macy’s, Inc.	61,423	3,641,770
Marriott International, Inc. Class A	39,050	2,187,581
Mattel, Inc.	55,276	2,217,120
McDonald’s Corp.	161,125	15,795,084
McGraw Hill Financial, Inc.	44,366	3,385,126
Michael Kors Holdings, Ltd.(a)	29,100	2,714,157
Mohawk Industries, Inc.(a)	9,900	1,346,202
Netflix, Inc.(a)	9,500	3,344,285
Newell Rubbermaid, Inc.	47,893	1,432,001
News Corp. Class A(a)	80,202	1,381,078
NIKE, Inc. Class B	121,604	8,981,671
Nordstrom, Inc.	23,633	$1,475,881
O’Reilly Automotive, Inc.(a)	17,700	2,626,503
Omnicom Group, Inc.	41,741	3,030,397
PetSmart, Inc.	17,300	1,191,797
Priceline.com, Inc.(a)	8,390	9,999,957
PulteGroup, Inc.	54,705	1,049,789
PVH Corp.	13,000	1,622,010
Ralph Lauren Corp.	9,515	1,531,249
Ross Stores, Inc.	35,900	2,568,645
Scripps Networks Interactive, Inc. Class A	17,635	1,338,673
Snap-on, Inc.	9,212	1,045,378
Stanley Black & Decker, Inc.	25,707	2,088,437
Staples, Inc.	110,033	1,247,774
Starbucks Corp.	123,161	9,037,554
Starwood Hotels & Resorts Worldwide, Inc.	31,247	2,487,261
Target Corp.	102,816	6,221,396
Tiffany & Co.	16,380	1,411,137
Time Warner Cable, Inc.	46,071	6,320,020
Time Warner, Inc.	144,091	9,413,465
TJX Cos., Inc.	112,612	6,829,918
Tractor Supply Co.	22,500	1,589,175
TripAdvisor, Inc.(a)	18,157	1,644,843
Twenty-First Century Fox, Inc.	315,909	10,099,611
Urban Outfitters, Inc.(a)	18,300	667,401
V.F. Corp.	57,572	3,562,555
Viacom, Inc. Class B	64,522	5,483,725
Walt Disney Co.	264,445	21,174,111
Whirlpool Corp.	12,661	1,892,313
Wyndham Worldwide Corp.	22,699	1,662,248
Wynn Resorts, Ltd.	12,700	2,821,305
Yum! Brands, Inc.	72,292	5,450,094

		346,836,818

Consumer Staples – 9.4%
Altria Group, Inc.	319,199	11,947,619
Archer-Daniels-Midland Co.	107,024	4,643,771
Avon Products, Inc.	67,660	990,542
Beam, Inc.	26,245	2,186,209
Brown-Forman Corp. Class B	26,182	2,348,264
Campbell Soup Co.	28,865	1,295,461
Clorox Co.	20,543	1,807,989
Coca-Cola Co.	615,722	23,803,813
Coca-Cola Enterprises, Inc.	40,801	1,948,656
Colgate-Palmolive Co.	139,802	9,068,956
ConAgra Foods, Inc.	68,575	2,127,882
Constellation Brands, Inc. Class A(a)	26,926	2,287,902
Costco Wholesale Corp.	71,489	7,983,892
CVS Caremark Corp.	192,032	14,375,516
Dr Pepper Snapple Group, Inc.	32,700	1,780,842
Estee Lauder Cos., Inc. Class A	41,204	2,755,724
General Mills, Inc.	103,664	5,371,868
Hormel Foods Corp.	21,200	1,044,524
Kellogg Co.	41,835	2,623,473
Keurig Green Mountain, Inc.	20,900	2,206,831
Kimberly-Clark Corp.	61,800	6,813,450
Kraft Foods Group, Inc.	96,669	5,423,131
Kroger Co.	84,176	3,674,282
Lorillard, Inc.	61,383	3,319,593

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
McCormick & Co., Inc.	20,753	$1,488,820
Molson Coors Brewing Co. Class B	25,162	1,481,035
Mondelez International, Inc. Class A	281,909	9,739,956
Monster Beverage Corp.(a)	22,700	1,576,515
PepsiCo, Inc.	245,854	20,528,809
Philip Morris International, Inc.	259,499	21,245,183
Procter & Gamble Co.	440,619	35,513,891
Reynolds American, Inc.	52,074	2,781,793
Safeway, Inc.	37,164	1,372,838
Sysco Corp.	95,709	3,457,966
The Hershey Co.	24,282	2,535,041
The J.M. Smucker Co.	17,160	1,668,638
Tyson Foods, Inc. Class A	44,235	1,946,782
Wal-Mart Stores, Inc.	262,902	20,093,600
Walgreen Co.	141,018	9,311,419
Whole Foods Market, Inc.	60,066	3,045,947

		259,618,423

Energy – 9.9%
Anadarko Petroleum Corp.	81,626	6,918,620
Apache Corp.	65,125	5,402,119
Baker Hughes, Inc.	71,973	4,679,684
Cabot Oil & Gas Corp.	67,500	2,286,900
Cameron International Corp.(a)	35,200	2,174,304
Chesapeake Energy Corp.	83,182	2,131,123
Chevron Corp.(b)	309,146	36,760,551
ConocoPhillips	198,530	13,966,585
Consol Energy, Inc.	37,173	1,485,061
Denbury Resources, Inc.	61,500	1,008,600
Devon Energy Corp.	63,951	4,280,240
Diamond Offshore Drilling, Inc.	11,500	560,740
Ensco PLC Class A	38,000	2,005,640
EOG Resources, Inc.	44,917	8,811,368
EQT Corp.	24,100	2,336,977
ExxonMobil Corp.(b)	703,447	68,712,703
FMC Technologies, Inc.(a)	38,600	2,018,394
Halliburton Co.	138,434	8,152,378
Helmerich & Payne, Inc.	17,300	1,860,788
Hess Corp.	44,301	3,671,667
Kinder Morgan, Inc.	108,526	3,526,010
Marathon Oil Corp.	108,577	3,856,655
Marathon Petroleum Corp.	47,488	4,133,356
Murphy Oil Corp.	28,841	1,812,945
Nabors Industries, Ltd.	48,204	1,188,229
National Oilwell Varco, Inc.	70,757	5,509,848
Newfield Exploration Co.(a)	20,600	646,016
Noble Corp. PLC	39,400	1,289,956
Noble Energy, Inc.	57,920	4,114,637
Occidental Petroleum Corp.	128,644	12,258,487
Peabody Energy Corp.	44,124	720,986
Phillips 66	94,965	7,318,003
Pioneer Natural Resources Co.	22,300	4,173,222
QEP Resources, Inc.	27,068	796,882
Range Resources Corp.	26,600	2,207,002
Rowan Cos. PLC Class A(a)	19,620	660,802
Schlumberger, Ltd.	213,058	20,773,155
Southwestern Energy Co.(a)	56,300	2,590,363
Spectra Energy Corp.	107,798	$3,982,058
Tesoro Corp.	23,165	1,171,917
Transocean, Ltd.	55,100	2,277,834
Valero Energy Corp.	87,909	4,667,968
Williams Cos., Inc. (The)	110,968	4,503,081

		273,403,854

Financials – 16.9%
ACE, Ltd.	53,600	5,309,616
AFLAC, Inc.	75,490	4,758,890
Allstate Corp.	70,906	4,011,861
American Express Co.	147,164	13,249,175
American International Group, Inc.	234,933	11,748,999
American Tower Corp. REIT	64,100	5,247,867
Ameriprise Financial, Inc.	32,307	3,556,032
Aon PLC	49,547	4,175,821
Apartment Investment & Management Co. Class A	22,952	693,609
Assurant, Inc.	12,531	814,014
AvalonBay Communities, Inc.	19,298	2,534,213
Bank of America Corp.	1,729,471	29,746,901
BB&T Corp.	114,470	4,598,260
Berkshire Hathaway, Inc. Class B(a)	292,503	36,554,100
BlackRock, Inc.	20,434	6,426,084
Boston Properties, Inc.	24,767	2,836,565
Capital One Financial Corp.	91,263	7,041,853
CBRE Group, Inc.(a)	49,575	1,359,842
Charles Schwab Corp.	186,393	5,094,121
Chubb Corp.	41,475	3,703,718
Cincinnati Financial Corp.	23,114	1,124,727
Citigroup, Inc.	491,620	23,401,112
CME Group, Inc.	50,655	3,748,977
Comerica, Inc.	29,944	1,551,099
DDR Corp. REIT	1,532	25,247
Discover Financial Services	79,005	4,597,301
E*TRADE Financial Corp.(a)	44,931	1,034,312
Equity Residential	54,057	3,134,765
Fifth Third Bancorp	141,716	3,252,382
Franklin Resources, Inc.	62,840	3,404,671
General Growth Properties, Inc. REIT	90,400	1,988,800
Genworth Financial, Inc. Class A(a)	82,251	1,458,310
Goldman Sachs Group, Inc.	67,934	11,130,986
Hartford Financial Services Group, Inc.	74,097	2,613,401
HCP, Inc.	73,400	2,847,186
Health Care REIT, Inc.	46,100	2,747,560
Hudson City Bancorp, Inc.	76,692	753,882
Huntington Bancshares, Inc.	141,956	1,415,301
IntercontinentalExchange Group, Inc.	18,862	3,731,469
Invesco Ltd.	72,200	2,671,400
J.P. Morgan Chase & Co.	615,315	37,355,774
KeyCorp	148,675	2,117,132
Kimco Realty Corp.	66,569	1,456,530
Legg Mason, Inc.	18,042	884,780
Leucadia National Corp.	55,236	1,546,608
Lincoln National Corp.	42,992	2,178,405

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Financials – (continued)
Loews Corp.	49,231	$2,168,626
M&T Bank Corp.	20,937	2,539,658
Marsh & McLennan Cos., Inc.	88,553	4,365,663
Mastercard, Inc. Class A	167,700	12,527,190
MetLife, Inc.	183,696	9,699,149
Moody’s Corp.	31,466	2,495,883
Morgan Stanley	224,130	6,986,132
NASDAQ OMX Group, Inc.	18,400	679,696
Northern Trust Corp.	36,406	2,386,777
Paychex, Inc.	52,838	2,250,899
People’s United Financial, Inc.	57,000	847,590
PNC Financial Services Group, Inc.	85,717	7,457,379
Principal Financial Group, Inc.	43,391	1,995,552
Progressive Corp.	88,101	2,133,806
ProLogis, Inc.	81,099	3,311,272
Prudential Financial, Inc.	75,539	6,394,376
Public Storage, Inc.	23,087	3,889,929
Regions Financial Corp.	226,389	2,515,182
Simon Property Group, Inc.	50,815	8,333,660
SLM Corp.	69,254	1,695,338
State Street Corp.(c)	72,725	5,058,024
SunTrust Banks, Inc.	86,518	3,442,551
T. Rowe Price Group, Inc.	42,275	3,481,346
The Bank of New York Mellon Corp.	187,085	6,602,230
The Macerich Co. REIT	21,800	1,358,794
Torchmark Corp.	14,931	1,175,070
Total System Services, Inc.	26,575	808,146
Travelers Cos., Inc.	57,304	4,876,570
U.S. Bancorp	295,952	12,684,503
Unum Group	40,929	1,445,203
Ventas, Inc.	46,600	2,822,562
Visa, Inc. Class A	82,400	17,786,864
Vornado Realty Trust	28,014	2,761,060
Wells Fargo & Co.	774,549	38,526,067
Western Union Co.	86,585	1,416,531
XL Group PLC	44,968	1,405,250
Zions Bancorp.	30,453	943,434

		466,901,620

Health Care – 12.8%
Abbott Laboratories	252,406	9,720,155
AbbVie, Inc.	257,506	13,235,808
Actavis PLC(a)	27,946	5,752,684
Aetna, Inc.	60,559	4,540,108
Alexion Pharmaceuticals, Inc.(a)	32,400	4,929,012
Allergan, Inc.	49,192	6,104,727
AmerisourceBergen Corp.	36,686	2,406,235
Amgen, Inc.	122,345	15,090,032
Baxter International, Inc.	88,461	6,508,960
Becton Dickinson and Co.	31,397	3,675,961
Biogen Idec, Inc.(a)	38,231	11,693,716
Boston Scientific Corp.(a)	219,034	2,961,340
Bristol-Myers Squibb Co.	267,316	13,887,066
C.R. Bard, Inc.	12,897	1,908,498
Cardinal Health, Inc.	53,957	3,775,911
CareFusion Corp.(a)	33,878	1,362,573
Celgene Corp.(a)	66,818	9,327,793
Cerner Corp.(a)	50,100	2,818,125
CIGNA Corp.	45,996	$3,851,245
Covidien PLC	75,000	5,524,500
DaVita, Inc.(a)	30,700	2,113,695
Dentsply International, Inc.	23,300	1,072,732
Edwards Lifesciences Corp.(a)	19,000	1,409,230
Eli Lilly & Co.	160,675	9,457,331
Express Scripts Holding Co.(a)	126,114	9,469,900
Forest Laboratories, Inc.(a)	37,402	3,451,083
Gilead Sciences, Inc.(a)	247,998	17,573,138
Hospira, Inc.(a)	25,303	1,094,355
Humana, Inc.	25,207	2,841,333
Intuitive Surgical, Inc.(a)	6,300	2,759,337
Johnson & Johnson	459,649	45,151,321
Laboratory Corp. of America Holdings(a)	15,422	1,514,595
McKesson Corp.	37,255	6,578,115
Mead Johnson Nutrition Co.	32,618	2,711,861
Medtronic, Inc.	161,978	9,968,126
Merck & Co., Inc.	477,870	27,128,680
Mylan, Inc.(a)	63,209	3,086,496
Patterson Cos., Inc.	12,894	538,453
Perrigo Co. PLC	20,800	3,216,928
Pfizer, Inc.	1,037,181	33,314,254
Quest Diagnostics, Inc.	25,600	1,482,752
Regeneron Pharmaceuticals, Inc.(a)	12,600	3,783,528
St. Jude Medical, Inc.	46,626	3,048,874
Stryker Corp.	48,289	3,934,105
Tenet Healthcare Corp.(a)	15,542	665,353
UnitedHealth Group, Inc.	160,696	13,175,465
Varian Medical Systems, Inc.(a)	18,060	1,516,859
Vertex Pharmaceuticals, Inc.(a)	37,500	2,652,000
WellPoint, Inc.	46,238	4,602,993
Zimmer Holdings, Inc.	26,952	2,549,120
Zoetis, Inc.	79,448	2,299,225

		353,235,686

Industrials – 10.8%
3M Co.	102,272	13,874,220
ADT Corp.	28,950	867,052
Allegion PLC	14,833	773,838
AMETEK, Inc.	39,400	2,028,706
Amphenol Corp. Class A	26,100	2,392,065
Avery Dennison Corp.	15,388	779,710
Boeing Co.	110,588	13,877,688
Caterpillar, Inc.	103,179	10,252,897
CH Robinson Worldwide, Inc.	25,861	1,354,858
Cintas Corp.	17,588	1,048,421
CSX Corp.	158,914	4,603,739
Cummins, Inc.	28,358	4,225,058
Danaher Corp.	97,472	7,310,400
Deere & Co.	62,337	5,660,200
Delta Air Lines, Inc.	139,300	4,826,745
Dover Corp.	27,895	2,280,416
Eaton Corp. PLC	74,824	5,620,779
Emerson Electric Co.	112,748	7,531,566
Equifax, Inc.	19,983	1,359,443
Expeditors International of Washington, Inc.	34,020	1,348,213
Fastenal Co.	44,300	2,184,876
FedEx Corp.	45,200	5,991,712

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Industrials – (continued)
First Solar, Inc.(a)	10,570	$737,680
Flir Systems, Inc.	23,500	846,000
Flowserve Corp.	21,900	1,715,646
Fluor Corp.	26,060	2,025,644
Fortune Brands Home & Security, Inc.	1,145	48,182
General Dynamics Corp.	54,061	5,888,324
General Electric Co.	1,627,433	42,134,240
Honeywell International, Inc.	127,181	11,797,310
Illinois Tool Works, Inc.	66,271	5,389,820
Ingersoll-Rand PLC	44,500	2,547,180
Iron Mountain, Inc.	26,910	741,909
Jacobs Engineering Group, Inc.(a)	20,400	1,295,400
Joy Global, Inc.	17,200	997,600
Kansas City Southern	17,500	1,786,050
L-3 Communications Holdings, Inc.	14,403	1,701,714
Leggett & Platt, Inc.	24,198	789,823
Lockheed Martin Corp.	43,552	7,109,428
Masco Corp.	57,123	1,268,702
Nielsen Holdings NV	41,200	1,838,756
Norfolk Southern Corp.	50,055	4,863,844
Northrop Grumman Corp.	35,011	4,319,657
PACCAR, Inc.	56,774	3,828,839
Pall Corp.	18,609	1,664,947
Parker Hannifin Corp.	23,903	2,861,428
Pentair, Ltd.	33,495	2,657,493
Pitney Bowes, Inc.	29,727	772,605
Precision Castparts Corp.	24,007	6,068,009
Quanta Services, Inc.(a)	35,000	1,291,500
Raytheon Co.	52,382	5,174,818
Republic Services, Inc.	47,503	1,622,702
Robert Half International, Inc.	23,540	987,503
Rockwell Automation, Inc.	22,505	2,802,998
Rockwell Collins, Inc.	22,531	1,795,045
Roper Industries, Inc.	16,100	2,149,511
Ryder System, Inc.	7,921	633,046
Southwest Airlines Co.	114,186	2,695,931
Stericycle, Inc.(a)	14,100	1,602,042
Textron, Inc.	44,839	1,761,724
Thermo Fisher Scientific, Inc.	64,024	7,698,246
Tyco International, Ltd.	74,300	3,150,320
Union Pacific Corp.	74,568	13,993,431
United Parcel Service, Inc. Class B	114,046	11,105,799
United Technologies Corp.	136,678	15,969,458
W.W. Grainger, Inc.	10,069	2,544,034
Waste Management, Inc.	73,139	3,076,958
Xylem, Inc.	28,692	1,044,963

		298,988,861

Information Technology – 16.7%
Accenture PLC Class A	101,900	8,123,468
Adobe Systems, Inc.(a)	75,257	4,947,395
Agilent Technologies, Inc.	54,968	3,073,811
Akamai Technologies, Inc.(a)	28,924	1,683,666
Alliance Data Systems Corp.(a)	7,900	2,152,355
Altera Corp.	50,554	1,832,077
Analog Devices, Inc.	50,069	$2,660,667
AOL, Inc.(a)	1	44
Apple, Inc.	145,284	77,979,734
Applied Materials, Inc.	194,207	3,965,707
Autodesk, Inc.(a)	36,476	1,793,890
Automatic Data Processing, Inc.	78,417	6,058,497
Broadcom Corp. Class A	88,659	2,790,985
CA, Inc.	53,099	1,644,476
Cisco Systems, Inc.	837,019	18,757,596
Citrix Systems, Inc.(a)	29,667	1,703,776
Cognizant Technology Solutions Corp. Class A(a)	97,968	4,958,160
Computer Sciences Corp.	23,144	1,407,618
Corning, Inc.	234,476	4,881,790
Dun & Bradstreet Corp.	7,100	705,385
Electronic Arts, Inc.(a)	50,400	1,462,104
EMC Corp.	334,084	9,157,242
F5 Networks, Inc.(a)	12,200	1,300,886
Facebook, Inc. Class A(a)	277,600	16,722,624
Fidelity National Information Services, Inc.	46,777	2,500,231
Fiserv, Inc.(a)	42,104	2,386,876
Google, Inc. Class A(a)	45,890	51,144,864
Harris Corp.	18,600	1,360,776
Hewlett-Packard Co.	313,416	10,142,142
Intel Corp.	807,956	20,853,344
International Business Machines Corp.	159,042	30,613,995
Intuit, Inc.	47,863	3,720,391
Jabil Circuit, Inc.	27,551	495,918
Juniper Networks, Inc.(a)	84,393	2,173,964
KLA-Tencor Corp.	27,005	1,867,126
Lam Research Corp.(a)	25,858	1,422,190
Linear Technology Corp.	37,363	1,819,204
LSI Corp.	89,162	987,023
Microchip Technology, Inc.	32,589	1,556,451
Micron Technology, Inc.(a)	174,862	4,137,235
Microsoft Corp.(b)	1,226,935	50,292,066
Motorola Solutions, Inc.	38,152	2,452,792
NetApp, Inc.	57,357	2,116,473
NVIDIA Corp.	99,956	1,790,212
Oracle Corp.	568,162	23,243,507
PerkinElmer, Inc.	19,218	865,963
QUALCOMM, Inc.	273,411	21,561,191
Red Hat, Inc.(a)	29,800	1,578,804
Salesforce.com, Inc.(a)	89,700	5,120,973
SanDisk Corp.	38,367	3,115,017
Seagate Technology PLC	51,800	2,909,088
Symantec Corp.	113,463	2,265,856
TE Connectivity, Ltd.	67,300	4,052,133
Teradata Corp.(a)	25,320	1,245,491
Texas Instruments, Inc.	173,599	8,185,193
VeriSign, Inc.(a)	18,721	1,009,249
Waters Corp.(a)	13,765	1,492,264
Western Digital Corp.	34,600	3,176,972
Xerox Corp.	186,701	2,109,721
Xilinx, Inc.	42,502	2,306,583
Yahoo!, Inc.(a)	154,519	5,547,232

		463,382,463

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Materials – 3.6%
Air Products & Chemicals, Inc.	34,009	$4,048,431
Airgas, Inc.	11,600	1,235,516
Alcoa, Inc.	169,749	2,184,670
Allegheny Technologies, Inc.	17,228	649,151
Ball Corp.	25,024	1,371,565
Bemis Co., Inc.	17,462	685,209
CF Industries Holdings, Inc.	9,250	2,410,920
Cliffs Natural Resources, Inc.	22,200	454,212
Dow Chemical Co.	197,728	9,607,604
E.I. du Pont de Nemours & Co.	150,612	10,106,065
Eastman Chemical Co.	24,808	2,138,698
Ecolab, Inc.	43,766	4,726,290
FMC Corp.	21,400	1,638,384
Freeport-McMoRan Copper & Gold, Inc. Class B	164,004	5,423,612
International Flavors & Fragrances, Inc.	13,031	1,246,676
International Paper Co.	71,411	3,276,337
LyondellBasell Industries NV	72,200	6,421,468
MeadWestvaco Corp.	28,820	1,084,785
Monsanto Co.	84,555	9,619,822
Mosaic Co.	54,900	2,745,000
Newmont Mining Corp.	78,406	1,837,837
Nucor Corp.	51,654	2,610,593
Owens-Illinois, Inc.(a)	26,300	889,729
Plum Creek Timber Co., Inc.	31,411	1,320,518
PPG Industries, Inc.	23,271	4,502,008
Praxair, Inc.	48,411	6,340,389
Sealed Air Corp.	31,392	1,031,855
Sherwin-Williams Co.	14,196	2,798,457
Sigma-Aldrich Corp.	19,134	1,786,733
United States Steel Corp.	21,478	593,008
Vulcan Materials Co.	21,361	1,419,438
Weyerhaeuser Co.	94,874	2,784,552

		98,989,532

Telecommunication Services – 2.6%
AT&T, Inc.	851,450	29,860,351
CenturyLink, Inc.	99,565	3,269,715
Crown Castle International Corp.	53,500	3,947,230
Frontier Communications Corp.	165,844	945,311
Verizon Communications, Inc.	672,866	32,008,236
Windstream Holdings, Inc.	99,213	817,515

		70,848,358

Utilities – 3.0%
AES Corp.	103,195	1,473,625
AGL Resources, Inc.	18,100	886,176
Ameren Corp.	37,560	1,547,472
American Electric Power Co., Inc.	81,852	4,146,622
CenterPoint Energy, Inc.	69,711	1,651,454
CMS Energy Corp.	42,056	1,231,400
Consolidated Edison, Inc.	47,252	2,535,070
Dominion Resources, Inc.	94,562	6,712,956
DTE Energy Co.	27,484	2,041,786
Duke Energy Corp.	115,383	8,217,577
Edison International	52,219	2,956,118
Entergy Corp.	28,998	1,938,516
Exelon Corp.	140,043	4,699,843
FirstEnergy Corp.	67,022	$2,280,759
Integrys Energy Group, Inc.	12,916	770,439
NextEra Energy, Inc.	68,921	6,590,226
NiSource, Inc.	50,582	1,797,179
Northeast Utilities	50,060	2,277,730
NRG Energy, Inc.	51,700	1,644,060
Oneok, Inc.	32,200	1,907,850
Pepco Holdings, Inc.	41,200	843,776
PG&E Corp.	70,826	3,059,683
Pinnacle West Capital Corp.	17,860	976,228
PPL Corp.	100,475	3,329,742
Public Service Enterprise Group, Inc.	80,924	3,086,441
SCANA Corp.	22,300	1,144,436
Sempra Energy	36,886	3,569,089
Southern Co.	144,343	6,342,431
TECO Energy, Inc.	34,951	599,410
Wisconsin Energy Corp.	38,100	1,773,555
Xcel Energy, Inc.	79,051	2,399,988

		84,431,637

TOTAL COMMON STOCKS (Cost: $1,254,788,428)		2,716,637,252

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.2%
U.S. Treasury Bill(b)(d)(e) 0.03% due 04/17/2014	$400,000	399,995
U.S. Treasury Bill(b)(d)(e) 0.04% due 05/22/2014	3,760,000	3,759,813

TOTAL U.S. GOVERNMENT SECURITIES (Cost: $4,159,808)		4,159,808

	Shares
MONEY MARKET FUND – 1.6%
State Street Institutional Liquid Reserves Fund 0.08%(c)(f)	43,667,322	43,667,322

TOTAL MONEY MARKET FUND (Cost: $43,667,322)		43,667,322

TOTAL INVESTMENTS(g)† – 100.0% (Cost $1,302,615,558(h))		2,764,464,382
Other Assets in Excess of Liabilities – 0.0%		786,304

NET ASSETS – 100.0%		$2,765,250,686

(a)	Non-income producing security

(b)	All or part of this security has been designated as collateral for futures contracts

(c)	Affiliated issuer. See table that follows for more information.

(d)	Rate represents annualized yield at date of purchase

(e)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures

(f)	The rate shown is the annualized seven-day yield at period end

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures

(h)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at March 31, 2014 was $1,473,178,505 and $11,329,681, respectively, resulting in net unrealized appreciation of investments of $1,461,848,824.

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets: Investments:
Common Stocks	$2,716,637,252	$–	$–	$2,716,637,252
U.S. Government Securities	–	4,159,808	–	4,159,808
Money Market Fund	43,667,322	–	–	43,667,322

Total Investments	2,760,304,574	4,159,808	–	2,764,464,382
Other Assets:
Futures contracts	800,678	–	–	800,678

Total Assets	$2,761,105,252	$4,159,808	$–	$2,765,265,060

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the three months ended March 31, 2014, there were no transfers between levels.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Appreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 06/2014	538	$50,157,740	$800,678

Total unrealized appreciation on open futures contracts purchased			$800,678

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at March 31, 2014:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$800,678	$800,678

(1)	Portfolio of Investments: Unrealized appreciation of futures contracts.

The average notional value of futures outstanding during the period ended March 31, 2014, was $47,632,642.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA Funds Management, Inc. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending March 31, 2014 were as follows:

Security Description	Number of Shares Held at 12/31/13	Shares Purchased for the Three Months Ended 03/31/14	Shares Sold for the Three Months Ended 03/31/14	Number of Shares Held at 03/31/14	Value at 03/31/14	Income Earned for the Three Months Ended 03/31/14	Realized Gain on Shares Sold
State Street Corp.	72,725	–	–	72,725	$5,058,024	$18,909	$–
State Street Institutional Liquid Reserves Fund	41,178,491	96,291,647	93,802,816	43,667,322	43,667,322	6,935	–

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER – 4.4%
Aspen Funding Corp.(a)(b)	0.220%	04/22/2014	04/22/2014	$125,000,000	$124,983,958
Cancara Asset Securitisation LLC(a)(c)	0.170%	05/07/2014	05/07/2014	200,000,000	199,966,000
Collateralized Commercial Paper Co. LLC(a)(c)	0.244%	04/17/2014	04/17/2014	100,000,000	99,989,333
Collateralized Commercial Paper Co. LLC(a)(c)	0.244%	06/05/2014	06/05/2014	50,000,000	49,978,333
Collateralized Commercial Paper Co. LLC(a)	0.240%	06/06/2014	06/06/2014	415,000,000	414,817,400
Gemini Securitization Corp. LLC(a)(b)	0.220%	04/22/2014	04/22/2014	125,000,000	124,983,958
Gemini Securitization Corp. LLC(a)(b)	0.211%	04/28/2014	04/28/2014	125,000,000	124,979,375
Kells Funding LLC(a)(c)	0.250%	04/01/2014	04/01/2014	50,000,000	50,000,000
Kells Funding LLC(a)(c)	0.210%	04/11/2014	04/11/2014	75,000,000	74,995,625
Kells Funding LLC(a)(c)	0.240%	04/14/2014	04/14/2014	100,000,000	99,991,333
Kells Funding LLC(a)(c)	0.240%	04/16/2014	04/16/2014	50,000,000	49,995,000
Newport Funding Corp.(a)(b)	0.220%	04/22/2014	04/22/2014	25,000,000	24,996,792
Northern Pines Funding LLC(a)(c)	0.270%	06/30/2014	06/30/2014	150,000,000	149,898,750
Northern Pines Funding LLC(a)(c)	0.270%	07/25/2014	07/25/2014	75,000,000	74,935,313
Ridgefield Funding Co.(a)(c)	0.260%	06/02/2014	06/02/2014	120,000,000	119,946,267

TOTAL ASSET BACKED COMMERCIAL PAPER					1,784,457,437

FINANCIAL COMPANY COMMERCIAL PAPER – 15.3%
BNP Paribas(a)	0.220%	06/10/2014	06/10/2014	500,000,000	499,786,111
Caisse des Depots et Consignations(a)(c)	0.230%	04/22/2014	04/22/2014	240,000,000	239,967,800
Caisse des Depots et Consignations(a)(c)	0.180%	05/02/2014	05/02/2014	200,000,000	199,969,000
Caisse des Depots et Consignations(a)(c)	0.175%	05/05/2014	05/05/2014	125,000,000	124,979,340
Caisse des Depots et Consignations(a)(c)	0.175%	05/09/2014	05/09/2014	500,000,000	499,907,639
Caisse des Depots et Consignations(a)(c)	0.175%	05/13/2014	05/13/2014	85,000,000	84,982,646
Caisse des Depots et Consignations(a)(c)	0.180%	05/23/2014	05/23/2014	300,000,000	299,922,000
Caisse des Depots et Consignations(a)(c)	0.175%	05/27/2014	05/27/2014	45,000,000	44,987,750
Caisse des Depots et Consignations(a)(c)	0.180%	05/29/2014	05/29/2014	25,000,000	24,992,750
Caisse des Depots et Consignations(a)(c)	0.180%	05/30/2014	05/30/2014	50,000,000	49,985,250
Commonwealth Bank of Australia(b)(d)	0.272%	04/11/2014	07/03/2014	270,000,000	270,000,000
DnB Bank ASA(a)(b)	0.193%	05/16/2014	05/16/2014	350,000,000	349,916,875
DnB Bank ASA(a)(b)	0.180%	05/21/2014	05/21/2014	250,000,000	249,937,500
DnB Bank ASA(a)(b)	0.195%	07/11/2014	07/11/2014	110,000,000	109,939,821
DnB Bank ASA(a)(b)	0.215%	08/15/2014	08/15/2014	300,000,000	299,756,333
DnB Bank ASA(a)(b)	0.215%	08/18/2014	08/18/2014	150,000,000	149,875,479
General Electric Capital Corp.(a)	0.223%	04/14/2014	04/14/2014	105,000,000	104,991,658
General Electric Capital Corp.(a)	0.210%	08/05/2014	08/05/2014	48,000,000	47,964,720
JP Morgan Securities LLC(b)(d)	0.327%	04/07/2014	02/06/2015	350,000,000	350,000,000
Nordea Bank AB(a)(b)	0.233%	04/17/2014	04/17/2014	178,000,000	177,981,804

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Nordea Bank AB(a)(b)	0.200%	08/20/2014	08/20/2014	$300,000,000	$299,765,000
Nordea Bank AB(a)(b)	0.195%	08/22/2014	08/22/2014	100,000,000	99,922,542
Sumitomo Mitsui Banking Corp.(a)(b)	0.223%	04/25/2014	04/25/2014	300,000,000	299,956,000
Sumitomo Mitsui Banking Corp.(a)(b)	0.220%	05/19/2014	05/19/2014	400,000,000	399,882,667
Sumitomo Mitsui Banking Corp.(a)(b)	0.220%	05/21/2014	05/21/2014	100,000,000	99,969,445
Swedbank AB(a)	0.230%	07/02/2014	07/02/2014	200,000,000	199,882,445
Westpac Banking Corp.(b)(d)	0.225%	04/16/2014	01/16/2015	409,500,000	409,500,000
Westpac Banking Corp.(b)(d)	0.225%	04/04/2014	03/04/2015	250,000,000	249,991,504

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					6,238,714,079

CERTIFICATES OF DEPOSIT – 46.2%
Bank of Montreal(a)	0.170%	04/21/2014	04/21/2014	600,000,000	600,000,000
Bank of Montreal(a)	0.170%	05/08/2014	05/08/2014	400,000,000	400,000,000
Bank of Montreal(d)	0.257%	04/22/2014	09/15/2014	325,000,000	325,000,000
Bank of Nova Scotia(a)	0.200%	07/03/2014	07/03/2014	250,000,000	250,000,000
Bank of Nova Scotia(a)	0.200%	07/14/2014	07/14/2014	350,000,000	350,000,000
Bank of Nova Scotia(d)	0.246%	04/07/2014	09/04/2014	335,000,000	335,000,000
Bank of Nova Scotia(d)	0.224%	04/10/2014	12/10/2014	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	05/15/2014	05/15/2014	140,000,000	140,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	05/22/2014	05/22/2014	900,000,000	900,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	07/09/2014	07/09/2014	500,000,000	500,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	07/14/2014	07/14/2014	350,000,000	350,000,000
Barclays Bank(d)	0.433%	04/30/2014	05/30/2014	200,000,000	200,000,000
Barclays Bank(d)	0.374%	04/09/2014	09/09/2014	500,000,000	500,000,000
Barclays Bank(d)	0.374%	04/08/2014	10/03/2014	685,000,000	685,000,000
BNP Paribas(a)	0.280%	04/08/2014	04/08/2014	197,000,000	197,000,000
Canadian Imperial Bank of Commerce(d)	0.275%	04/07/2014	09/02/2014	195,000,000	195,000,000
Citibank NA(a)	0.210%	08/25/2014	08/25/2014	375,000,000	375,000,000
Credit Agricole Corporate & Investment Bank(a)	0.270%	06/06/2014	06/06/2014	500,000,000	500,000,000
Credit Suisse(a)	0.250%	06/13/2014	06/13/2014	225,000,000	225,000,000
Credit Suisse(d)	0.266%	04/14/2014	06/13/2014	235,000,000	235,000,000
Credit Suisse(a)	0.250%	06/27/2014	06/27/2014	287,000,000	287,000,000
Deutsche Bank AG(a)	0.250%	05/30/2014	05/30/2014	359,000,000	359,000,000
Deutsche Bank AG(a)	0.300%	08/22/2014	08/22/2014	750,000,000	750,000,000
Deutsche Bank AG(a)	0.300%	08/22/2014	08/22/2014	75,000,000	75,000,000
DnB Bank ASA(a)	0.190%	05/06/2014	05/06/2014	325,000,000	325,000,000
ING Bank NV(a)	0.240%	04/01/2014	04/01/2014	350,000,000	350,000,000
ING Bank NV(a)	0.250%	05/05/2014	05/05/2014	140,000,000	140,000,000
ING Bank NV(a)	0.250%	05/06/2014	05/06/2014	95,000,000	95,000,000
ING Bank NV(a)	0.250%	05/20/2014	05/20/2014	400,000,000	400,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT – (continued)
ING Bank NV(a)	0.250%	05/27/2014	05/27/2014	$400,000,000	$400,000,000
Rabobank Nederland NV(d)	0.246%	06/02/2014	06/02/2014	500,000,000	500,000,000
Rabobank Nederland NV(d)	0.250%	04/07/2014	07/07/2014	400,000,000	400,000,000
Rabobank Nederland NV(a)	0.210%	09/11/2014	09/11/2014	350,000,000	350,000,000
Rabobank Nederland NV(d)	0.244%	04/03/2014	10/03/2014	300,000,000	300,000,000
Rabobank Nederland NV(d)	0.244%	05/07/2014	11/07/2014	270,000,000	270,000,000
Royal Bank of Canada(d)	0.274%	04/09/2014	04/09/2014	185,000,000	185,000,000
Royal Bank of Canada(a)	0.275%	04/16/2014	04/16/2014	105,400,000	105,400,000
Skandinaviska Enskilda Banken AB(a)	0.190%	06/03/2014	06/03/2014	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB(d)	0.255%	04/03/2014	10/03/2014	385,000,000	385,000,000
Societe Generale(a)	0.260%	06/06/2014	06/06/2014	500,000,000	500,000,000
Societe Generale(a)	0.230%	07/31/2014	07/31/2014	500,000,000	500,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	04/25/2014	04/25/2014	500,000,000	500,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	05/21/2014	05/21/2014	300,000,000	300,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	05/22/2014	05/22/2014	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	05/27/2014	05/27/2014	150,000,000	150,000,000
Svenska Handelsbanken AB(a)	0.175%	04/02/2014	04/02/2014	200,000,000	200,000,028
Svenska Handelsbanken AB(a)	0.180%	04/02/2014	04/02/2014	135,000,000	135,000,000
Svenska Handelsbanken AB(a)	0.190%	04/04/2014	04/04/2014	96,000,000	96,000,038
Svenska Handelsbanken AB(a)	0.180%	06/05/2014	06/05/2014	500,000,000	500,004,511
Swedbank AB(d)	0.257%	04/07/2014	08/06/2014	278,000,000	278,000,000
Toronto Dominion Bank(a)	0.150%	04/01/2014	04/01/2014	383,000,000	383,000,000
Toronto Dominion Bank(a)	0.150%	04/02/2014	04/02/2014	350,000,000	350,000,000
UBS AG(a)	0.260%	05/05/2014	05/05/2014	300,000,000	300,000,000
UBS AG(a)	0.220%	07/31/2014	07/31/2014	100,000,000	100,000,000
UBS AG(a)	0.220%	07/31/2014	07/31/2014	200,000,000	200,000,000
Wells Fargo Bank NA(d)	0.225%	04/14/2014	03/12/2015	225,000,000	225,000,000
Westpac Banking Corp.(d)	0.227%	04/07/2014	01/06/2015	250,000,000	249,990,028
Westpac Banking Corp.(d)	0.225%	04/16/2014	01/16/2015	155,000,000	155,000,000

TOTAL CERTIFICATES OF DEPOSIT					18,810,394,605

OTHER NOTES – 6.3%
Bank of America NA(a)	0.210%	05/02/2014	05/02/2014	260,000,000	260,000,000
Bank of America NA(a)	0.210%	05/08/2014	05/08/2014	300,000,000	300,000,000
Bank of America NA(a)	0.210%	05/13/2014	05/13/2014	600,000,000	600,000,000
JPMorgan Chase Bank NA(d)	0.354%	06/09/2014	04/07/2015	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.317%	04/22/2014	04/22/2015	175,000,000	175,000,000
Natixis(a)	0.050%	04/01/2014	04/01/2014	250,000,000	250,000,000
Royal Bank of Canada(c)(d)	0.290%	04/07/2014	04/07/2015	155,000,000	155,000,000
Svenska Handelsbanken AB(c)(d)	0.284%	04/28/2014	09/26/2014	180,000,000	180,000,000
Wells Fargo Bank NA(d)	0.285%	06/10/2014	04/10/2015	155,000,000	155,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
OTHER NOTES – (continued)
Wells Fargo Bank NA(d)	0.327%	04/22/2014	04/20/2015	$227,000,000	$227,000,000

TOTAL OTHER NOTES					2,562,000,000

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 7.5%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/26/2014 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 5.500% due 12/01/2035 – 08/01/2043, and Federal National Mortgage Associations, 3.000% – 5.000% due 12/01/2028 – 12/01/2043, valued at $204,000,000); expected proceeds $200,002,333	0.060%	04/02/2014	04/02/2014	200,000,000	200,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/28/14 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 7.500% due 08/01/2017 – 03/01/2044, Federal National Mortgage Associations, 2.000% – 7.000% due 03/01/2015 – 07/01/2047, and Government National Mortgage Associations, 0.875% – 5.500% due 09/20/2017 – 02/20/2044, valued at $255,000,001); expected proceeds $250,002,431	0.050%	04/04/2014	04/04/2014	250,000,000	250,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2014 (collateralized by Government National Mortgage Associations, 3.500% due 12/20/2042 – 01/20/2043, valued at $510,000,001); expected proceeds $500,005,833	0.060%	04/04/2014	04/04/2014	500,000,000	500,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/25/2014 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 02/01/2034, and Federal National Mortgage Associations, 3.500% – 5.000% due 05/01/2020 – 10/01/2042, valued at $306,000,001); expected proceeds $300,002,917	0.050%	04/01/2014	04/01/2014	300,000,000	300,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/26/2014 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 03/01/2043, and a Federal National Mortgage Association, 3.500% due 09/01/2026, valued at $204,000,001); expected proceeds $200,001,944	0.050%	04/02/2014	04/02/2014	$200,000,000	$200,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/27/2014 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 5.000% due 01/01/2034 – 06/01/2042, and Federal National Mortgage Associations, 2.500% – 4.500% due 10/01/2027 – 09/01/2043, valued at $459,000,000); expected proceeds $450,004,375	0.050%	04/03/2014	04/03/2014	450,000,000	450,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2014 (collateralized by Federal National Mortgage Associations, 3.500% – 5.000% due 12/01/2026 – 07/01/2037, valued at $204,000,000); expected proceeds $200,001,944	0.050%	04/04/2014	04/04/2014	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.500% due 05/01/2040 – 02/01/2044, and Federal National Mortgage Associations, 2.500% – 4.500% due 02/01/2020 – 04/01/2044, valued at $668,100,000); expected proceeds $655,007,642	0.060%	04/07/2014	04/07/2014	655,000,000	655,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/25/2014 (collateralized by Federal National Mortgage Associations, 3.000% – 4.000% due 01/01/2027 – 09/01/2043, a Government National Mortgage Association, 2.500% due 03/20/2042, and a U.S. Treasury Strip, 4.250% due 08/15/2015, valued at $300,900,104); expected proceeds $295,004,015	0.070%	04/01/2014	04/01/2014	295,000,000	295,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					3,050,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – 15.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2014 (collateralized by U.S. Treasury Strips, 0.625% – 2.125% due 11/15/2016 – 01/31/2021, valued at $127,500,074); expected proceeds $125,000,972	0.040%	04/03/2014	04/03/2014	$125,000,000	$125,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/25/2014 (collateralized by a U.S. Treasury Strip, 2.875% due 05/15/2043, valued at $127,500,058); expected proceeds $125,001,458	0.060%	04/01/2014	04/01/2014	125,000,000	125,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by a U.S. Treasury Strip, 2.375% due 05/31/2018, valued at $5,800,008,077); expected proceeds $5,800,008,056	0.050%	04/01/2014	04/01/2014	5,800,000,000	5,800,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/27/2014 (collateralized by U.S. Treasury Bonds, 3.125% – 9.875% due 11/15/2015 – 02/15/2043, U.S. Treasury Notes, 0.125% – 4.875% due 04/30/2014 – 11/15/2022, and U.S. Treasury Strips, 0.000% – 11.250% due 05/15/2014 – 08/15/2023, valued at $408,000,120); expected proceeds $400,003,111	0.040%	04/03/2014	04/03/2014	400,000,000	400,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					6,450,000,000

OTHER REPURCHASE AGREEMENTS – 2.2%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/12/2014 (collateralized by various Common Stocks, Corporate Bonds, 3.500% – 9.000% due 04/15/2017 – 05/30/2049 and U.S. Treasury Strips, 1.000% – 2.000% due 05/15/2014 – 07/31/2020 valued at $130,280,337); expected proceeds $125,193,750	0.620%	04/01/2014	06/10/2014	125,000,000	125,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2014 (collateralized by various Corporate Bonds, 0.374% – 8.500% due 05/01/2014 – 12/29/2099 and a U.S. Treasury Strip, 1.500% due 03/31/2019 valued at $165,728,243); expected proceeds $155,240,250	0.620%	04/01/2014	06/25/2014	$155,000,000	$155,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/25/2014 (collateralized by various Common Stocks valued at $216,019,558); expected proceeds $200,067,556	0.320%	04/01/2014	05/02/2014	200,000,000	200,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/14/2014 (collateralized by various Corporate Bonds, 0.686% – 10.250% due 05/15/2014 – 06/01/2067 valued at $345,551,000); expected proceeds $320,377,627	0.357%	04/11/2014	07/11/2014	320,000,000	320,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/06/2014 (collateralized by various Common Stock, Corporate Bonds, 0.303% – 9.250% due 11/15/2014 – 12/29/2099 valued at $92,532,043); expected proceeds $85,021,911	0.290%	04/01/2014	04/07/2014	85,000,000	85,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					885,000,000

TOTAL INVESTMENTS(e)(f)† – 97.8%					39,780,566,121
Other Assets in Excess of Liabilities – 2.2%					895,600,926

NET ASSETS – 100.0%					$40,676,167,047

(a)	Rate represents annualized yield at date of purchase

(b)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $4,216,339,053 or 10.37% of net assets as of March 31, 2014.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,874,390,129 or 7.07% of net assets as of March 31, 2014.

(d)	Variable Rate Security – Interest rate shown is rate in effect as of March 31, 2014

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures

(f)	Also represents the cost for federal tax purposes

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	39,780,566,121
Level 3 – Significant Unobservable Inputs	–

Total Investments	$39,780,566,121

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2014, there were no transfers between levels.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – 89.6%
California – 4.2%
City of Hemet, Multi Family Housing Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC(a)	0.060%	04/07/2014	04/07/2014	$1,500,000	$1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.050%	04/07/2014	04/07/2014	5,000,000	5,000,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.060%	04/07/2014	04/07/2014	1,000,000	1,000,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-3, SPA: Wells Fargo Bank N.A.(a)	0.040%	04/01/2014	04/01/2014	2,725,000	2,725,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.060%	04/07/2014	04/07/2014	2,500,000	2,500,000

					12,725,000

Colorado – 5.4%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.060%	04/07/2014	04/07/2014	5,445,000	5,445,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2, RMKT 08/26/09, LIQ: Barclays Bank PLC(a)	0.060%	04/07/2014	04/07/2014	3,065,000	3,065,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Series B-3, SPA: Barclays Bank PLC, LIQ: FHA(a)	0.060%	04/07/2014	04/07/2014	4,000,000	4,000,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.070%	04/07/2014	04/07/2014	3,700,000	3,700,000

					16,210,000

Connecticut – 6.3%
Connecticut Housing Finance Authority, Revenue Bonds, Series C-1, RMKT 01/19/12, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.060%	04/07/2014	04/07/2014	6,100,000	6,100,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo Mitsubishi UFJ(a)	0.060%	04/07/2014	04/07/2014	4,750,000	4,750,000
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.040%	04/07/2014	04/07/2014	8,000,000	8,000,000

					18,850,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Delaware – 2.6%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.050%	04/07/2014	04/07/2014	$6,900,000	$6,900,000
University of Delaware, Revenue Bonds, SPA: TD Bank N.A.(a)	0.080%	04/01/2014	04/01/2014	1,000,000	1,000,000

					7,900,000

Florida – 0.8%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.050%	04/07/2014	04/07/2014	2,415,000	2,415,000

Georgia – 1.2%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA(a)	0.080%	04/07/2014	04/07/2014	3,600,000	3,600,000

Indiana – 6.1%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.060%	04/07/2014	04/07/2014	2,000,000	2,000,000
Indiana Finance Authority, Environmental Revenue Refunding Bonds, Duke Energy Indiana, Inc. Project, Series A-5, LOC: Sumitomo Mitsui Banking(a)	0.070%	04/01/2014	04/01/2014	3,645,000	3,645,000
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University Health, Series C, LOC: Northern Trust Company(a)	0.040%	04/07/2014	04/07/2014	12,795,000	12,795,000

					18,440,000

Kansas – 2.2%
Kansas State Department of Transportation, Revenue Bonds, Series B-2, SPA: Barclays Bank PLC(a)	0.050%	04/07/2014	04/07/2014	6,565,000	6,565,000

Maryland – 2.5%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.060%	04/07/2014	04/07/2014	3,610,000	3,610,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Sumitomo Mitsui Banking(a)	0.060%	04/07/2014	04/07/2014	2,465,000	2,465,000
Maryland State Stadium Authority Lease, Revenue Bonds, Football Stadium, SPA: Sumitomo Mitsui Banking(a)	0.060%	04/07/2014	04/07/2014	1,520,000	1,520,000

					7,595,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Massachusetts – 5.4%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.080%	04/07/2014	04/07/2014	$8,000,000	$8,000,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, RMKT 09/30/11, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.050%	04/07/2014	04/07/2014	4,835,000	4,835,000
Massachusetts State Water Resources Authority, Revenue Bonds, Series A-2, INS: Government Authority, RMKT 05/09/11, SPA: TD Bank N.A.(a)	0.060%	04/07/2014	04/07/2014	3,455,000	3,455,000

					16,290,000

Michigan – 2.9%
University of Michigan, Revenue Bonds, GO, Series B, SPA: Northern Trust Company(a)	0.050%	04/01/2014	04/01/2014	8,600,000	8,600,000

Minnesota – 0.5%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.060%	04/07/2014	04/07/2014	1,635,000	1,635,000

Missouri – 3.2%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, SSM Health, Series C5, RMKT 05/15/08, SPA: U.S. Bank N.A.(a)	0.070%	04/07/2014	04/07/2014	6,385,000	6,385,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series C, SPA: U.S. Bank N.A.(a)	0.070%	04/01/2014	04/01/2014	1,500,000	1,500,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series D, INS: GO of Institution, SPA: JP Morgan Chase Bank N.A.(a)	0.070%	04/01/2014	04/01/2014	1,700,000	1,700,000

					9,585,000

New Hampshire – 3.5%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.050%	04/07/2014	04/07/2014	5,155,000	5,155,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.060%	04/07/2014	04/07/2014	5,375,000	5,375,000

					10,530,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
New York – 9.3%
City of New York Municipal Water Finance Authority, Water and Sewer Revene Bonds, Subseries B-1, SPA: U.S. Bank N.A.(a)	0.070%	04/01/2014	04/01/2014	$500,000	$500,000
City of New York Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, 2nd Generation, Series 2011 DD-3A, SPA: U.S. Bank N.A.(a)	0.060%	04/01/2014	04/01/2014	5,000,000	5,000,000
City of New York, GO Unlimited, Subseries E-4, LOC: BNP Paribas(a)	0.080%	04/01/2014	04/01/2014	3,700,000	3,700,000
City of New York, Housing Development Corp., Revenue Bonds, Carnegie Park, Series A, INS: FNMA, LIQ: FNMA(a)	0.050%	04/07/2014	04/07/2014	1,500,000	1,500,000
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-F, SPA: Royal Bank of Canada(a)	0.070%	04/01/2014	04/01/2014	2,500,000	2,500,000
New York City Transitional Finance Authority, Revenue Bonds, New York City Recovery, Series 3, Subseries 3-H, SPA: Royal Bank of Canada(a)	0.070%	04/01/2014	04/01/2014	4,800,000	4,800,000
New York State Dormitory Authority, Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.070%	04/07/2014	04/07/2014	1,990,000	1,990,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.070%	04/07/2014	04/07/2014	3,535,000	3,535,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.050%	04/07/2014	04/07/2014	1,300,000	1,300,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank N.A.(a)	0.050%	04/07/2014	04/07/2014	3,000,000	3,000,000

					27,825,000

North Carolina – 6.5%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.090%	04/07/2014	04/07/2014	5,250,000	5,250,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A.(a)	0.070%	04/07/2014	04/07/2014	2,840,000	2,840,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.070%	04/07/2014	04/07/2014	2,000,000	2,000,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.060%	04/07/2014	04/07/2014	6,370,000	6,370,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
North Carolina – (continued)
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.060%	04/07/2014	04/07/2014	$3,100,000	$3,100,000

					19,560,000

Ohio – 4.8%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.050%	04/07/2014	04/07/2014	14,500,000	14,500,000

Oregon – 4.7%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi(a)	0.050%	04/07/2014	04/07/2014	6,100,000	6,100,000
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 85, SPA: U.S. Bank N.A.(a)	0.070%	04/01/2014	04/01/2014	7,990,000	7,990,000

					14,090,000

Pennsylvania – 2.7%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.050%	04/07/2014	04/07/2014	6,260,000	6,260,000
Geisinger Authority, Geisinger Health System, Revenue Bonds, Series C, SPA: TD Bank N.A(a)	0.070%	04/01/2014	04/01/2014	2,000,000	2,000,000

					8,260,000

Rhode Island – 2.2%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.070%	04/07/2014	04/07/2014	6,645,000	6,645,000

Texas – 2.4%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.060%	04/07/2014	04/07/2014	2,165,000	2,165,000
Tarrant County Cultural Education Facilities Finance Corp., Revenue Bonds, Methodist Hospitals of Dallas, Series A, LOC: JP Morgan Chase Bank N.A.(a)	0.070%	04/01/2014	04/01/2014	5,000,000	5,000,000

					7,165,000

Utah – 6.0%
City of Murray, Revenue Bonds, IHC Health Services, Inc., Series B, SPA: JP Morgan Chase Bank N.A.(a)	0.070%	04/01/2014	04/01/2014	2,550,000	2,550,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
Utah – (continued)
Utah Transit Authority, Sales Tax Revenue, Subseries A, LOC: BNP Paribas(a)	0.070%	04/01/2014	04/01/2014	$10,000,000	$10,000,000
Utah Transit Authority, Sales Tax Revenue, Subseries B, LOC: BNP Paribas(a)	0.070%	04/01/2014	04/01/2014	5,400,000	5,400,000

					17,950,000

Washington – 3.2%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.080%	04/07/2014	04/07/2014	1,605,000	1,605,000
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA(a)	0.060%	04/07/2014	04/07/2014	8,000,000	8,000,000

					9,605,000

West Virginia – 1.0%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.060%	04/07/2014	04/07/2014	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES					269,540,000

				Shares	Market Value
INVESTMENT COMPANY – 10.4%
Dreyfus Tax Exempt Cash Management Fund(b)				31,261,446	31,261,446

TOTAL INVESTMENTS(c)(d)† – 100.0%					300,801,446
Other Liabilities in Excess of Assets – 0.0%(e)					(11,984)

NET ASSETS – 100.0%					$300,789,462

(a)	Variable Rate Security – Interest rate shown is rate in effect as of March 31, 2014

(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures

(d)	Also represents the cost for federal tax purposes

(e)	Amount represents less than 0.05% of net assets

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Acronym	Name
COP	Certificates of Participation
FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$31,261,446
Level 2 – Other Significant Observable Inputs	269,540,000
Level 3 – Significant Unobservable Inputs	–

Total Investments	$300,801,446

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2014, there were no transfers between levels.

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – 53.4%
Federal Farm Credit Bank(a)	0.120%	06/10/2014	06/10/2014	$15,000,000	$14,996,500
Federal Farm Credit Bank(b)	0.102%	05/05/2014	03/04/2015	111,000,000	110,994,450
Federal Home Loan Bank(a)	0.105%	04/01/2014	04/01/2014	180,000,000	180,000,000
Federal Home Loan Bank(a)	0.090%	04/02/2014	04/02/2014	45,000,000	44,999,888
Federal Home Loan Bank(a)	0.090%	04/04/2014	04/04/2014	65,000,000	64,999,513
Federal Home Loan Bank(a)	0.100%	04/04/2014	04/04/2014	151,750,000	151,748,735
Federal Home Loan Bank(a)	0.090%	05/01/2014	05/01/2014	39,000,000	38,999,167
Federal Home Loan Bank(a)	0.115%	05/16/2014	05/16/2014	6,000,000	5,999,138
Federal Home Loan Bank(a)	0.070%	05/21/2014	05/21/2014	69,000,000	68,993,292
Federal Home Loan Bank(a)	0.070%	05/23/2014	05/23/2014	41,000,000	40,995,854
Federal Home Loan Bank(a)	0.071%	05/23/2014	05/23/2014	44,000,000	43,995,488
Federal Home Loan Bank(a)	0.115%	05/23/2014	05/23/2014	140,000,000	139,976,744
Federal Home Loan Bank(a)	0.140%	06/11/2014	06/11/2014	32,000,000	31,991,164
Federal Home Loan Bank(a)	0.080%	06/18/2014	06/18/2014	191,000,000	190,966,893
Federal Home Loan Bank(a)	0.128%	07/07/2014	07/07/2014	94,000,000	93,967,707
Federal Home Loan Bank(a)	0.130%	07/07/2014	07/07/2014	33,000,000	32,988,441
Federal Home Loan Bank(a)	0.130%	07/08/2014	07/08/2014	70,000,000	69,997,953
Federal Home Loan Bank(a)	0.100%	07/16/2014	07/16/2014	75,000,000	74,977,917
Federal Home Loan Bank(a)	0.115%	07/23/2014	07/23/2014	25,000,000	24,990,976
Federal Home Loan Bank(a)	0.115%	07/25/2014	07/25/2014	68,000,000	67,975,020
Federal Home Loan Bank(a)	0.100%	07/29/2014	07/29/2014	55,000,000	54,998,082
Federal Home Loan Bank(a)	0.100%	07/29/2014	07/29/2014	68,000,000	67,997,626
Federal Home Loan Bank(a)	0.115%	07/30/2014	07/30/2014	26,000,000	25,990,033
Federal Home Loan Bank(a)	0.120%	07/30/2014	07/30/2014	31,000,000	30,987,600
Federal Home Loan Bank(a)	0.120%	08/06/2014	08/06/2014	75,000,000	74,968,250
Federal Home Loan Bank(a)	0.131%	08/08/2014	08/08/2014	39,900,000	39,881,270
Federal Home Loan Bank(a)	0.115%	08/13/2014	08/13/2014	178,000,000	177,923,806
Federal Home Loan Bank(a)	0.125%	08/14/2014	08/14/2014	9,000,000	9,000,482
Federal Home Loan Bank(a)	0.100%	08/15/2014	08/15/2014	31,000,000	30,988,289
Federal Home Loan Bank(a)	0.170%	08/22/2014	08/22/2014	19,000,000	19,004,455
Federal Home Loan Bank(a)	0.100%	08/25/2014	08/25/2014	34,000,000	33,997,943
Federal Home Loan Bank(a)	0.098%	09/05/2014	09/05/2014	150,000,000	149,935,892
Federal Home Loan Bank(a)	0.090%	09/26/2014	09/26/2014	54,850,000	54,825,592
Federal Home Loan Bank(b)	0.102%	04/21/2014	01/20/2015	212,000,000	211,991,567
Federal Home Loan Bank(b)	0.110%	06/06/2014	03/06/2015	30,000,000	29,998,753
Federal Home Loan Bank(b)	0.120%	06/18/2014	03/18/2015	125,580,000	125,583,117
Federal Home Loan Mortgage Corp.(a)	0.100%	04/14/2014	04/14/2014	38,900,000	38,898,595
Federal Home Loan Mortgage Corp.(a)	0.095%	04/28/2014	04/28/2014	33,900,000	33,897,585
Federal Home Loan Mortgage Corp.(a)	0.098%	05/05/2014	05/05/2014	55,000,000	54,994,909
Federal Home Loan Mortgage Corp.(a)	0.105%	05/06/2014	05/06/2014	45,000,000	44,995,406
Federal Home Loan Mortgage Corp.(a)	0.108%	05/12/2014	05/12/2014	25,000,000	24,996,925

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.110%	05/19/2014	05/19/2014	$126,000,000	$125,981,520
Federal Home Loan Mortgage Corp.(a)	0.115%	05/21/2014	05/21/2014	15,000,000	14,997,604
Federal Home Loan Mortgage Corp.(a)	0.120%	05/27/2014	05/27/2014	174,585,000	174,552,411
Federal Home Loan Mortgage Corp.(a)	0.130%	06/23/2014	06/23/2014	50,000,000	49,985,014
Federal Home Loan Mortgage Corp.(a)	0.124%	06/30/2014	06/30/2014	100,000,000	99,969,000
Federal Home Loan Mortgage Corp.(a)	0.115%	07/07/2014	07/07/2014	150,131,000	150,084,480
Federal Home Loan Mortgage Corp.(a)	0.070%	08/06/2014	08/06/2014	364,000,000	363,910,112
Federal Home Loan Mortgage Corp.(a)	0.120%	08/11/2014	08/11/2014	35,000,000	34,984,600
Federal Home Loan Mortgage Corp.(a)	0.100%	10/03/2014	10/03/2014	148,000,000	147,923,944
Federal National Mortgage Assoc.(a)	0.100%	04/21/2014	04/21/2014	114,000,000	113,993,667
Federal National Mortgage Assoc.(a)	0.100%	05/01/2014	05/01/2014	25,000,000	24,997,917
Federal National Mortgage Assoc.(a)	0.109%	05/21/2014	05/21/2014	38,000,000	37,994,247
Federal National Mortgage Assoc.(a)	0.120%	05/28/2014	05/28/2014	15,000,000	14,997,150
Federal National Mortgage Assoc.(a)	0.120%	06/04/2014	06/04/2014	193,548,000	193,506,710
Federal National Mortgage Assoc.(a)	0.129%	06/18/2014	06/18/2014	95,000,000	94,973,448
Federal National Mortgage Assoc.(a)	0.110%	07/02/2014	07/02/2014	206,250,000	206,192,021
Federal National Mortgage Assoc.(a)	0.080%	07/14/2014	07/14/2014	141,000,000	140,967,413
Federal National Mortgage Assoc.(a)	0.060%	07/24/2014	07/24/2014	217,400,000	217,358,694
Federal National Mortgage Assoc.(b)	0.137%	04/11/2014	09/11/2014	29,000,000	29,005,393
Federal National Mortgage Assoc.(a)	0.090%	09/17/2014	09/17/2014	109,700,000	109,653,652
Federal National Mortgage Assoc.(b)	0.124%	04/28/2014	02/27/2015	25,000,000	25,005,774

TOTAL GOVERNMENT AGENCY DEBT					5,201,445,788

TREASURY DEBT – 3.9%
U.S. Treasury Bill(a)	0.105%	04/24/2014	04/24/2014	27,000,000	26,998,189
U.S. Treasury Bill(a)	0.110%	04/24/2014	04/24/2014	74,000,000	73,994,799
U.S. Treasury Bill(a)	0.100%	05/15/2014	05/15/2014	29,000,000	28,996,456
U.S. Treasury Bill(a)	0.105%	05/15/2014	05/15/2014	71,000,000	70,990,888
U.S. Treasury Bill(a)	0.105%	08/14/2014	08/14/2014	37,000,000	36,985,431
U.S. Treasury Bill(a)	0.110%	08/14/2014	08/14/2014	13,000,000	12,994,638
U.S. Treasury Note(a)	0.075%	06/30/2014	06/30/2014	41,000,000	41,017,788
U.S. Treasury Note(a)	0.080%	07/31/2014	07/31/2014	41,000,000	41,348,576
U.S. Treasury Note(b)	0.120%	04/01/2014	01/31/2016	52,000,000	51,975,835

TOTAL TREASURY DEBT					385,302,600

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 13.9%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by a Federal National Mortgage Association, 2.625% due 06/12/2028, and U.S. Treasury Strips, 0.375% – 2.375% due 02/28/2015 – 08/15/2016, valued at $308,040,688); expected proceeds $302,000,587	0.070%	04/01/2014	04/01/2014	$302,000,000	$302,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by Federal Home Loan Banks, 0.000% – 1.000% due 05/16/2014 – 06/21/2017, Federal National Mortgage Associations, 2.625% – 6.625% due 11/20/2014 – 11/15/2030, and Tennessee Valley Authorities, 4.875% – 7.125% due 05/01/2030 – 04/01/2056, valued at $122,400,056); expected proceeds $120,000,167	0.050%	04/01/2014	04/01/2014	120,000,000	120,000,000

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2014 (collateralized by a Federal Farm Credit Bank, 0.110% due 08/21/2015, Federal Home Loan Banks, 0.000% – 5.500% due 04/10/2014 – 06/28/2027, Federal Home Loan Mortgage Corporations, 0.500% – 5.000% due 07/15/2014 – 01/13/2022, Federal National Mortgage Associations, 0.000% – 5.375% due 04/15/2014 – 09/18/2018, Tennessee Valley Authorities, 5.500% – 5.880% due 07/18/2017 – 04/01/2036, and U.S. Treasury Strips, 0.000% – 11.250% due 05/15/2014 – 11/15/2026, valued at $255,000,060); expected proceeds $250,002,431

	0.050%	04/04/2014	04/04/2014	250,000,000	250,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by Federal Farm Credit Banks, 0.110% – 0.220% due 05/05/2015 – 08/21/2015, Federal Home Loan Banks, 0.000% – 4.875% due 04/01/2014 – 04/10/2028, Federal Home Loan Mortgage Corporations, 0.000% – 5.000% due 07/28/2014 – 05/04/2037, Federal National Mortgage Associations, 0.000% – 2.660% due 02/19/2019 – 11/15/2030, Financing Corporation Strips, 0.000% – 8.600% due 04/06/2018 – 09/26/2019, Resolution Funding Strips 0.000% – 8.875% due 01/15/2017 – 04/15/2030, Tennessee Valley Authorities, 0.000% – 7.125% due 07/18/2017 – 09/15/2060, and a U.S. Treasury Strip, 2.250% due 03/31/2021, valued at $371,280,021); expected proceeds $364,000,607

	0.060%	04/01/2014	04/01/2014	$364,000,000	$364,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2014 (collateralized by a Federal Home Loan Bank, 0.200% due 12/30/2014, a Federal Home Loan Mortgage Corporation, 5.000% due 04/18/2017, and a Federal National Mortgage Association, 2.500% due 05/15/2014, valued at $102,000,406); expected proceeds $100,000,972	0.050%	04/04/2014	04/04/2014	100,000,000	100,000,000
Agreement with Societe Generale and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 5.050% due 01/26/2015 – 08/25/2016, Resolution Funding Strips, 0.000% due 01/15/2021 – 10/15/2029, and a Tennessee Valley Authority, 5.375% due 04/01/2056, valued at $222,360,489); expected proceeds $218,000,303	0.050%	04/01/2014	04/01/2014	218,000,000	218,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					1,354,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – 21.2%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/25/2014 (collateralized by U.S. Treasury Strips, 0.625% due 11/15/2016 – 05/31/2017, valued at $76,500,039); expected proceeds $75,000,729	0.050%	04/01/2014	04/01/2014	$75,000,000	$75,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2014 (collateralized by U.S. Treasury Strips, 0.625% – 2.250% due 11/15/2016 – 11/30/2017, valued at $127,500,083); expected proceeds $125,000,972	0.040%	04/03/2014	04/03/2014	125,000,000	125,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by U.S. Treasury Strips, 0.000% – 0.250% due 02/05/2015 – 04/15/2016, valued at $510,000,094); expected proceeds $500,000,833	0.060%	04/01/2014	04/01/2014	500,000,000	500,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by U.S. Treasury Strips, 0.000% – 1.875% due 06/30/2015 – 04/15/2016, valued at $714,000,047); expected proceeds $700,000,389	0.020%	04/01/2014	04/01/2014	700,000,000	700,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/25/2013 (collateralized by U.S. Treasury Strips, 0.000% – 1.750% due 05/15/2014 – 05/15/2023, valued at $102,000,029); expected proceeds $100,000,972.	0.050%	04/01/2014	04/01/2014	100,000,000	100,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by U.S. Treasury Strips, 0.250% – 0.875% due 07/31/2015 – 02/28/2017, valued at $63,240,075); expected proceeds $62,000,086	0.050%	04/01/2014	04/01/2014	62,000,000	62,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by a U.S. Treasury Strip, 2.625% due 11/15/2020, valued at $122,400,018); expected proceeds $120,000,200	0.060%	04/01/2014	04/01/2014	120,000,000	120,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2014 (collateralized by U.S. Treasury Strips, 0.250% – 4.500% due 03/31/2015 – 02/15/2039, valued at $153,000,000); expected proceeds $150,001,458	0.050%	04/04/2014	04/04/2014	$150,000,000	$150,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/27/2014 (collateralized by, U.S. Treasury Bonds, 6.125% – 6.250% due 11/15/2027 – 05/15/2030, and U.S. Treasury Notes, 0.250% – 3.000% due 05/15/2014 – 09/30/2020, valued at $204,004,641); expected proceeds $200,001,556	0.040%	04/03/2014	04/03/2014	200,000,000	200,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by U.S. Treasury Strips, 0.250% – 0.625% due 12/15/2015 – 07/15/2016, valued at $31,620,025); expected proceeds $31,000,043	0.050%	04/01/2014	04/01/2014	31,000,000	31,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,063,000,000

TOTAL INVESTMENTS(c)(d)† – 92.4%					9,003,748,388
Other Assets in Excess of Liabilities – 7.6%					743,693,394

NET ASSETS – 100.0%					$9,747,441,782

(a)	Rate represents annualized yield at date of purchase

(b)	Variable Rate Security – Interest rate shown is rate in effect as of March 31, 2014

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	9,003,748,388
Level 3 – Significant Unobservable Inputs	–

Total Investments	$9,003,748,388

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2014, there were no transfers between levels.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 99.0%
U.S. Treasury Bill(a)	0.045%	04/03/2014	04/03/2014	$223,011,000	$223,010,504
U.S. Treasury Bill(a)	0.045%	04/03/2014	04/03/2014	375,000,000	374,999,063
U.S. Treasury Bill(a)	0.045%	04/03/2014	04/03/2014	150,000,000	149,999,500
U.S. Treasury Bill(a)	0.045%	04/03/2014	04/03/2014	136,613,000	136,612,507
U.S. Treasury Bill(a)	0.045%	04/10/2014	04/10/2014	125,000,000	124,999,844
U.S. Treasury Bill(a)	0.045%	04/10/2014	04/10/2014	200,000,000	199,998,000
U.S. Treasury Bill(a)	0.045%	04/10/2014	04/10/2014	70,007,000	70,006,212
U.S. Treasury Bill(a)	0.045%	04/10/2014	04/10/2014	367,500,000	367,494,258
U.S. Treasury Bill(a)	0.045%	04/10/2014	04/10/2014	367,500,000	367,494,028
U.S. Treasury Bill(a)	0.045%	04/17/2014	04/17/2014	95,660,000	95,658,087
U.S. Treasury Bill(a)	0.045%	04/17/2014	04/17/2014	400,000,000	399,991,111
U.S. Treasury Bill(a)	0.045%	04/17/2014	04/17/2014	225,000,000	224,994,500
U.S. Treasury Bill(a)	0.045%	04/17/2014	04/17/2014	300,000,000	299,992,000
U.S. Treasury Bill(a)	0.050%	04/24/2014	04/24/2014	190,000,000	189,997,572
U.S. Treasury Bill(a)	0.050%	04/24/2014	04/24/2014	450,000,000	449,985,625
U.S. Treasury Bill(a)	0.050%	04/24/2014	04/24/2014	133,000,000	132,991,078
U.S. Treasury Bill(a)	0.050%	04/24/2014	04/24/2014	369,000,000	368,974,068
U.S. Treasury Bill(a)	0.050%	05/08/2014	05/08/2014	317,407,000	317,390,689
U.S. Treasury Bill(a)	0.050%	05/08/2014	05/08/2014	278,000,000	277,985,000
U.S. Treasury Bill(a)	0.093%	05/15/2014	05/15/2014	100,000,000	99,988,694
U.S. Treasury Bill(a)	0.093%	05/15/2014	05/15/2014	145,000,000	144,982,278
U.S. Treasury Bill(a)	0.093%	05/15/2014	05/15/2014	355,000,000	354,954,442
U.S. Treasury Bill(a)	0.098%	05/22/2014	05/22/2014	389,200,000	389,175,188
U.S. Treasury Bill(a)	0.098%	05/22/2014	05/22/2014	94,300,000	94,293,654
U.S. Treasury Bill(a)	0.098%	05/22/2014	05/22/2014	50,000,000	49,993,271
U.S. Treasury Bill(a)	0.098%	05/22/2014	05/22/2014	100,000,000	99,986,187
U.S. Treasury Bill(a)	0.045%	05/29/2014	05/29/2014	400,000,000	399,971,000
U.S. Treasury Bill(a)	0.045%	05/29/2014	05/29/2014	200,000,000	199,967,778
U.S. Treasury Bill(a)	0.053%	06/05/2014	06/05/2014	410,000,000	409,961,135
U.S. Treasury Bill(a)	0.053%	06/05/2014	06/05/2014	200,000,000	199,962,084
U.S. Treasury Bill(a)	0.098%	06/12/2014	06/12/2014	186,750,000	186,730,391
U.S. Treasury Bill(a)	0.098%	06/12/2014	06/12/2014	113,750,000	113,737,488
U.S. Treasury Bill(a)	0.098%	06/12/2014	06/12/2014	200,000,000	199,961,000
U.S. Treasury Bill(a)	0.053%	06/19/2014	06/19/2014	425,000,000	424,951,036
U.S. Treasury Bill(a)	0.053%	06/19/2014	06/19/2014	150,000,000	149,970,375
U.S. Treasury Bill(a)	0.090%	06/26/2014	06/26/2014	117,000,000	116,985,676
U.S. Treasury Bill(a)	0.090%	06/26/2014	06/26/2014	441,000,000	440,944,691
U.S. Treasury Bill(a)	0.090%	06/26/2014	06/26/2014	100,000,000	99,978,500
U.S. Treasury Bill(a)	0.085%	07/03/2014	07/03/2014	113,000,000	112,987,860
U.S. Treasury Bill(a)	0.085%	07/03/2014	07/03/2014	37,000,000	36,995,791
U.S. Treasury Bill(a)	0.085%	07/03/2014	07/03/2014	100,000,000	99,978,042

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.088%	07/10/2014	07/10/2014	$200,000,000	$199,951,389
U.S. Treasury Bill(a)	0.110%	08/14/2014	08/14/2014	111,000,000	110,956,294
U.S. Treasury Bill(a)	0.110%	08/14/2014	08/14/2014	40,000,000	39,983,500
U.S. Treasury Bill(a)	0.073%	08/21/2014	08/21/2014	203,000,000	202,941,948
U.S. Treasury Bill(a)	0.078%	08/28/2014	08/28/2014	250,000,000	249,919,808
U.S. Treasury Bill(a)	0.078%	09/04/2014	09/04/2014	150,000,000	149,949,624
U.S. Treasury Bill(a)	0.085%	09/11/2014	09/11/2014	100,000,000	99,961,514
U.S. Treasury Bill(a)	0.083%	09/18/2014	09/18/2014	110,000,000	109,957,146
U.S. Treasury Bill(a)	0.080%	09/25/2014	09/25/2014	105,000,000	104,958,700
U.S. Treasury Note(b)	0.120%	04/01/2014	01/31/2016	61,000,000	60,971,653
U.S. Treasury Note(a)	0.070%	06/30/2014	06/30/2014	92,000,000	92,041,066

TOTAL TREASURY DEBT					10,620,622,849

TOTAL INVESTMENTS(c)(d)† – 99.0%					10,620,622,849
Other Assets in Excess of Liabilities – 1.0%					105,793,472

NET ASSETS – 100.0%					$10,726,416,321

(a)	Rate represents annualized yield at date of purchase

(b)	Floating Rate Security – Interest rate shown is rate in effect at March 31, 2014

(c)	Unless otherwise indicated, the values of these securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	10,620,622,849
Level 3 – Significant Unobservable Inputs	–

Total Investments	$10,620,622,849

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2014, there were no transfers between levels.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 58.5%
U.S. Treasury Bill(a)	0.065%	04/03/2014	04/03/2014	$50,000,000	$49,999,819
U.S. Treasury Bill(a)	0.063%	04/10/2014	04/10/2014	37,500,000	37,499,414
U.S. Treasury Bill(a)	0.065%	04/10/2014	04/10/2014	37,500,000	37,499,391
U.S. Treasury Bill(a)	0.050%	04/17/2014	04/17/2014	100,000,000	99,997,778
U.S. Treasury Bill(a)	0.073%	04/24/2014	04/24/2014	25,000,000	24,998,842
U.S. Treasury Bill(a)	0.105%	04/24/2014	04/24/2014	27,000,000	26,998,189
U.S. Treasury Bill(a)	0.110%	04/24/2014	04/24/2014	74,000,000	73,994,799
U.S. Treasury Bill(a)	0.075%	05/01/2014	05/01/2014	15,000,000	14,999,063
U.S. Treasury Bill(a)	0.050%	05/08/2014	05/08/2014	13,000,000	12,999,332
U.S. Treasury Bill(a)	0.053%	05/08/2014	05/08/2014	22,000,000	21,998,813
U.S. Treasury Bill(a)	0.082%	05/08/2014	05/08/2014	25,000,000	24,997,880
U.S. Treasury Bill(a)	0.093%	05/15/2014	05/15/2014	50,000,000	49,994,347
U.S. Treasury Bill(a)	0.100%	05/15/2014	05/15/2014	29,000,000	28,996,456
U.S. Treasury Bill(a)	0.105%	05/15/2014	05/15/2014	71,000,000	70,990,888
U.S. Treasury Bill(a)	0.045%	05/22/2014	05/22/2014	80,500,000	80,494,868
U.S. Treasury Bill(a)	0.047%	05/22/2014	05/22/2014	19,500,000	19,498,688
U.S. Treasury Bill(a)	0.098%	05/22/2014	05/22/2014	25,000,000	24,996,547
U.S. Treasury Bill(a)	0.045%	05/29/2014	05/29/2014	25,000,000	24,998,187
U.S. Treasury Bill(a)	0.100%	05/29/2014	05/29/2014	30,000,000	29,995,167
U.S. Treasury Bill(a)	0.053%	06/05/2014	06/05/2014	30,000,000	29,997,156
U.S. Treasury Bill(a)	0.105%	06/05/2014	06/05/2014	30,000,000	29,994,313
U.S. Treasury Bill(a)	0.052%	06/12/2014	06/12/2014	9,000,000	8,999,055
U.S. Treasury Bill(a)	0.055%	06/12/2014	06/12/2014	6,000,000	5,999,340
U.S. Treasury Bill(a)	0.098%	06/12/2014	06/12/2014	30,000,000	29,994,150
U.S. Treasury Bill(a)	0.053%	06/19/2014	06/19/2014	30,000,000	29,996,544
U.S. Treasury Bill(a)	0.090%	06/19/2014	06/19/2014	25,000,000	24,995,062
U.S. Treasury Bill(a)	0.051%	06/26/2014	06/26/2014	6,000,000	5,999,265
U.S. Treasury Bill(a)	0.053%	06/26/2014	06/26/2014	24,000,000	23,996,990
U.S. Treasury Bill(a)	0.090%	06/26/2014	06/26/2014	23,687,500	23,682,407
U.S. Treasury Bill(a)	0.042%	07/03/2014	07/03/2014	19,000,000	18,997,959
U.S. Treasury Bill(a)	0.045%	07/03/2014	07/03/2014	6,000,000	5,999,318
U.S. Treasury Bill(a)	0.085%	07/03/2014	07/03/2014	50,000,000	49,989,021
U.S. Treasury Bill(a)	0.087%	07/10/2014	07/10/2014	100,000,000	99,975,694
U.S. Treasury Bill(a)	0.105%	08/14/2014	08/14/2014	37,000,000	36,985,431
U.S. Treasury Bill(a)	0.110%	08/14/2014	08/14/2014	13,000,000	12,994,638
U.S. Treasury Bill(a)	0.073%	08/21/2014	08/21/2014	69,000,000	68,980,268
U.S. Treasury Bill(a)	0.078%	08/28/2014	08/28/2014	75,000,000	74,975,942
U.S. Treasury Bill(a)	0.078%	09/04/2014	09/04/2014	25,000,000	24,991,604
U.S. Treasury Bill(a)	0.085%	09/11/2014	09/11/2014	15,000,000	14,994,227
U.S. Treasury Bill(a)	0.083%	09/18/2014	09/18/2014	35,000,000	34,986,365
U.S. Treasury Bill(a)	0.080%	09/25/2014	09/25/2014	30,000,000	29,988,200

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – (continued)
U.S. Treasury Note(a)	0.070%	06/30/2014	06/30/2014	$31,000,000	$31,013,838
U.S. Treasury Note(a)	0.075%	06/30/2014	06/30/2014	13,000,000	13,005,640
U.S. Treasury Note(a)	0.080%	07/31/2014	07/31/2014	13,000,000	13,110,524
U.S. Treasury Note(b)	0.012%	04/01/2014	01/31/2016	14,500,000	14,493,262

TOTAL TREASURY DEBT					1,515,084,681

					Market Value
TREASURY REPURCHASE AGREEMENTS – 40.6%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2014 (collateralized by U.S. Treasury Strips, 0.125% – 0.625% due 12/31/2014 – 05/31/2017, valued at $76,500,015); expected proceeds $75,000,583	0.040%	04/03/2014	04/03/2014	75,000,000	75,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by U.S. Treasury Strips, 1.875% – 2.625% due 06/30/2015 – 11/30/2020, valued at $282,540,094); expected proceeds $277,000,154	0.020%	04/01/2014	04/01/2014	277,000,000	277,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by U.S. Treasury Strips, 0.625% – 2.625% due 08/15/2016 – 11/15/2020, valued at $149,940,104); expected proceeds $147,000,245	0.060%	04/01/2014	04/01/2014	147,000,000	147,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by U.S. Treasury Strips, 0.000% – 3.500% due 04/17/2014 – 02/15/2039, valued at $306,000,055); expected proceeds $300,000,417	0.050%	04/01/2014	04/01/2014	300,000,000	300,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by U.S. Treasury Strips, 0.375% – 3.375% due 07/15/2023 – 04/15/2032, valued at $102,000,040); expected proceeds $100,000,139	0.050%	04/01/2014	04/01/2014	100,000,000	100,000,000

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 3/28/2014 (collateralized by U.S. Treasury Strips, 0.625% – 4.500% due 08/31/2015 – 09/30/2018, valued at $102,000,066); expected proceeds $100,000,972	0.050%	04/04/2014	04/04/2014	$100,000,000	$100,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase and Co. (Tri-Party) dated 03/31/2014 (collateralized by a U.S. Treasury Note, 0.750% due 06/30/2017, valued at $2,042,912); expected proceeds $2,000,003	0.050%	04/01/2014	04/01/2014	2,000,000	2,000,000
Agreement with Societe Generale Inc. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by U.S. Treasury Strips, 0.375% – 7.250% due 04/30/2015 – 09/30/2017, valued at $51,000,056); expected proceeds $50,000,069	0.050%	04/01/2014	04/01/2014	50,000,000	50,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					1,051,000,000

TOTAL INVESTMENTS(c)(d)† – 99.1%					2,566,084,681
Other Assets in Excess of Liabilities – 0.9%					24,268,493

NET ASSETS – 100.0%					$2,590,353,174

(a)	Rate represents annualized yield at date of purchase

(b)	Floating Rate Security – Interest rate shown is rate in effect at March 31, 2014

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures

(d)	Also represents the cost for federal tax purposes

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	2,566,084,681
Level 3 – Significant Unobservable Inputs	–

Total Investments	$2,566,084,681

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2014, there were no transfers between levels.

See Notes to Financial Statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Master Funds

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	May 21, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	May 21, 2014

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer (Principal Financial Officer)

Date:	May 21, 2014